UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended September 28, 2012


Institutional Investment Manager Filing this Report:


Merrill Lynch Canada Inc
BCE PLACE, SUITE 400
181 BAY STREET
TORONTO, ONTARIO CANADA A1 M5J2V8


Form 13F File Number:   028-14408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Loretta Marcoccia
Managing Director
416-369-7557

/s/ Loretta Marcoccia
________________________
/s/ Loretta Marcoccia
181 Bay Street
Toronto, Ontario Canada M5J 2V8
November 14, 2012

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-00158               Bank of America Corporation